Joint Venture - Summary of Loans to Joint Venture (Parenthetical) (Details) - Minera Exar	9 Months Ended
Sep. 30, 2018
Granted in 2017
Disclosure Of Joint Ventures [Line Items]
Borrowings, interest rate basis	LIBOR+7.57%
Maturity period of borrowings	7 years
Granted in 2017 | LIBOR
Disclosure Of Joint Ventures [Line Items]
Borrowings, adjustment to interest rate basis	7.57%
Granted in 2018
Disclosure Of Joint Ventures [Line Items]
Borrowings, interest rate basis	LIBOR+7.57%
Maturity period of borrowings	7 years
Granted in 2018 | LIBOR
Disclosure Of Joint Ventures [Line Items]
Borrowings, adjustment to interest rate basis	7.57%